UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Opportunities Fund

June 30, 2009

	Number of
	Shares	Value
Common Stock – 99.27%²
Basic Industry/Capital Goods – 8.99%
Agrium	69,200	$2,760,388
*Flowserve	44,200	3,085,602
*Joy Global	112,100	4,004,212
*†Mettler-Toledo International	21,600	1,666,440
†Quanta Services	131,700	3,046,221
*Roper Industries	98,900	4,481,159
		19,044,022
Business Services – 10.58%
†Corrections Corporation of America	160,800	2,731,992
Dun & Bradstreet	38,800	3,150,948
*Expeditors International of Washington	91,400	3,047,276
†Fiserv	83,800	3,829,660
*Global Payments	85,700	3,210,322
*†Hewitt Associates Class A	105,600	3,144,768
*†Iron Mountain	115,100	3,309,125
		22,424,091
Consumer Durables – 1.56%
*†LKQ	201,100	3,308,095
		3,308,095
Consumer Non-Durables – 14.06%
*†Amazon.com	49,000	4,099,340
*†Chico's	323,800	3,150,574
Church & Dwight	37,200	2,020,332
†Dollar Tree	141,000	5,936,100
*Flowers Foods	196,427	4,289,966
Gap	167,000	2,738,800
*Staples	107,000	2,158,190
*†Urban Outfitters	259,300	5,411,591
		29,804,893
Consumer Services – 3.11%
DeVry	64,700	3,237,588
*Host Hotels & Resorts	121,900	1,022,741
*†Wynn Resorts	66,300	2,340,390
		6,600,719
Energy – 8.55%
Chesapeake Energy	133,100	2,639,373
*Core Laboratories	36,540	3,184,461
*Diamond Offshore Drilling	41,300	3,429,965
*†First Solar	14,300	2,318,316
†National Oilwell Varco	81,100	2,648,726
Noble Energy	66,200	3,903,814
		18,124,655
Financials – 3.99%
†Affiliated Managers Group	37,400	2,176,306
Aon	66,700	2,525,929
Northern Trust	31,600	1,696,288
People's United Financial	136,200	2,048,448
		8,446,971
Health Care – 19.96%
†@Abraxis BioScience	133,931	4,936,697
†Biogen Idec	80,500	3,634,575
*Cardinal Health	287,200	8,773,960
*†Charles River Laboratories International	122,000	4,117,500
*†Forest Laboratories	250,700	6,295,077
†Sepracor	268,000	4,641,760
*†Stericycle	38,800	1,999,364
Stryker	199,000	7,908,260
		42,307,193

Technology – 26.16%
†Activision Blizzard	271,900	3,434,097
†Akamai Technologies	163,200	3,130,176
†American Tower Class A	98,300	3,099,399
ASML Holding	149,938	3,246,158
*†Broadcom Class A	133,300	3,304,507
†Brocade Communications Systems	598,200	4,677,924
*†Citrix Systems	100,400	3,201,756
†CommScope	177,700	4,666,402
*†F5 Networks	149,600	5,174,664
*†Lam Research	129,400	3,364,400
*†LSI	717,000	3,269,520
*†Nuance Communications	342,800	4,144,452
†Polycom	106,700	2,162,809
†Red Hat	161,300	3,246,969
*†Sybase	169,900	5,324,665
		55,447,898
Transportation – 2.31%
*Hunt (J.B.) Transport Services	160,400	4,897,012
		4,897,012
Total Common Stock (cost $194,776,441)		210,405,549

	Principal
	Amount
≠Discount Note – 0.93%
Federal Home Loan Bank 0.01% 7/1/09	$1,969,771	1,969,771
Total Discount Note (cost $1,969,771)		1,969,771

≠U.S. Treasury Obligation – 0.23%
Treasury Bill 0.088% 7/23/09	483,272	483,245
Total U.S. Treasury Obligation (cost $483,245)		483,245

Total Value of Securities Before Securities Lending Collateral – 100.43%
(cost $197,229,457)		212,858,565

	Number of
	Shares
Securities Lending Collateral** – 15.54%
Investment Companies
Mellon GSL DBT II Collateral Fund	18,289,189	18,289,189
BNY Mellon SL DB II Liquidating Fund	15,019,148	14,643,392
†Mellon GSL Reinvestment Trust II	627,630	63
Total Securities Lending Collateral (cost $33,935,967)		32,932,644

Total Value of Securities – 115.97%
(cost $231,165,424)		245,791,209	©
Obligation to Return Securities Lending Collateral** – (16.01%)		(33,935,967)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		93,596
Net Assets Applicable to 16,039,653 Shares Outstanding – 100.00%		$211,948,838

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
**See Note 3 in “Notes.”
©Includes $32,942,251 of securities loaned.
@Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $4,936,697, which represented 2.33% of the Fund's net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$233,380,165
Aggregate unrealized appreciation	23,776,318
Aggregate unrealized depreciation	(11,365,274)
Net unrealized appreciation	$12,411,044

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$210,405,549	$-	$-	$210,405,549
U.S. Treasury Obligations	483,245	-	-	483,245
Short-Term	-	1,969,771	-	1,969,771
Securities Lending Collateral	18,289,189	14,643,392	63	32,932,644
Total	$229,177,983	$16,613,163	$63	$245,791,209

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 9/30/08	$-
Net transfers in and/or out of Level 3	627,630
Net change in unrealized
appreciation/depreciation	(627,567)
Balance as of 6/30/09	$63

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(627,567)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $32,942,251, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a Fund of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of investments.

5. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Global Real Estate Securities Fund

June 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 93.67%Δ
Australia – 8.95%
CFS Retail Property Trust	13,650	$18,136
Dexus Property Group	9,820	5,931
Mirvac Group	12,125	10,545
Stockland	4,951	12,798
Westfield Group	9,779	89,612
		137,022
Brazil – 0.54%
†BR Malls Participacoes	1,100	8,345
		8,345
Canada – 1.67%
Boardwalk Real Estate Investment Trust	397	11,162
RioCan Real Estate Investment Trust	1,094	14,373
		25,535
Finland – 0.59%
Sponda	3,175	9,039
		9,039
France – 5.12%
Klepierre	638	16,451
Unibail-Rodamco	416	61,938
		78,389
Hong Kong – 21.46%
China Overseas Land & Investment	11,485	26,675
China Resources Land	13,573	30,089
Hang Lung Group	6,220	29,295
Henderson Land Development	6,055	34,729
Kowloon Development	11,000	9,723
Link REIT	9,016	19,242
Midland Holdings	5,181	3,155
New World China Land	27,264	15,163
New World Development	8,037	14,539
Shenzhen Investment	22,715	9,467
Shimao Property Holdings	13,584	26,397
Shun Tak Holdings	19,848	12,472
Sun Hung Kai Properties	7,830	97,800
		328,746
Italy – 0.38%
Beni Stabili	7,476	5,856
		5,856
Japan – 14.12%
Japan Office Investment	6	6,266
Japan Real Estate Investment	4	33,261
Kenedix Realty Investment	3	10,402
Mitsubishi Estate	3,500	58,532
Mitsui Fudosan	3,100	54,161
Nippon Accomdations Fund	2	8,990
Nippon Building Fund	2	17,149
Orix Jreit	2	9,177
Sumitomo Realty & Development	1,000	18,385
		216,323
Malaysia – 0.61%
KLCC Property Holdings	10,150	9,414
		9,414
Netherlands – 0.99%
Corio	312	15,167
		15,167
Singapore – 2.39%
CapitaLand	7,893	20,218
Parkway Life Real Estate Investment Trust	12,529	8,001
Suntec Real Estate Investment Trust	14,000	8,313
		36,532

Sweden – 0.56%
Hufvudstaden Class A	1,379	8,560
		8,560
Switzerland – 0.87%
PSP Swiss Property	279	13,327
		13,327
United Kingdom – 4.76%
British Land	1,442	9,060
Great Portland Estates	4,079	14,743
Hammerson	2,825	14,253
Land Securities Group	1,386	10,749
Prologis European Properties	2,984	11,300
Segro	13,293	5,357
Shaftesbury	1,511	7,487
		72,949
United States – 30.66%
Alexandria Real Estate Equities	350	12,527
AMB Property	685	12,885
Apartment Investment & Management	850	7,523
AvalonBay Communities	213	11,915
Boston Properties	350	16,695
Brandywine Realty Trust	1,900	14,155
Camden Property Trust	300	8,280
Digital Realty Trust	630	22,585
EastGroup Properties	100	3,302
Equity Lifestyle Properties	200	7,436
Equity Residential	1,010	22,452
Federal Realty Investment Trust	170	8,758
HCP	1,050	22,250
Health Care REIT	400	13,640
†Host Hotels & Resorts	1,650	13,844
Kimco Realty	1,360	13,668
Lasalle Hotel Properties	450	5,553
Liberty Property Trust	450	10,368
Macerich	450	7,925
Mack-Cali Realty	350	7,980
National Retail Properties	400	6,940
Nationwide Health Properties	550	14,157
ProLogis	900	7,254
PS Business Parks	100	4,844
Public Storage	550	36,013
Ramco-Gershenson Properties Trust	600	6,006
Regency Centers	350	12,219
Senior Housing Properties Trust	700	11,424
Simon Property Group	1,140	58,629
SL Green Realty	300	6,882
Tanger Factory Outlet Centers	250	8,108
Taubman Centers	200	5,372
UDR	700	7,231
Ventas	600	17,916
Vornado Realty Trust	508	22,874
		469,610
Total Common Stock (cost $1,504,552)		1,434,814

Right – 0.12%
†Shaftesbury	874	1,768
Total Right (cost $1,216)		1,768

	Principal
	Amount
≠Discount Note – 5.19%
Federal Home Loan Bank 0.01% 7/1/09	$79,498	79,498
Total Discount Note (cost $79,498)		79,498

≠U.S. Treasury Obligation – 1.27%
U.S. Treasury Bill 0.088% 7/23/09	19,504	19,503
Total U.S. Treasury Obligation (cost $19,503)		19,503

Total Value of Securities – 100.25%
(cost $1,604,769)	1,535,583
Liabilities Net of Receivables and Other Assets (See Notes) – (0.25%)	(3,876)
Net Assets Applicable to 360,026 Shares Outstanding – 100.00%	$1,531,707

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds IV – Delaware Global Real Estate Securities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $1,900,216. At June 30, 2009, net unrealized depreciation was $364,633, of which $83,408 related to unrealized appreciation of investments and $448,041 related to unrealized depreciation of investments.

Effective October 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total
Common Stock	$1,434,814	$-	$1,434,814
U.S. Treasury Obligations	19,503	-	19,503
Short-Term	-	79,498	79,498
Other	1,768	-	1,768
Total	$1,456,085	$79,498	$1,535,583

There were no level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the Fund was not a participant in the securities lending program.

5. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Healthcare Fund

June 30, 2009

	Number of
	Shares	Value
Common Stock – 101.84%²
Biotechnology – 13.06%
†Cardiome Pharma	2,000	$7,440
†Chelsea Therapeutics International	7,500	31,575
†Cypress Bioscience	3,500	32,970
†Genmab	240	8,282
†Inspire Pharmaceuticals	1,400	7,784
†Medarex	15,000	125,250
†Medivation	1,000	22,410
†Regeneron Pharmaceuticals	3,000	53,760
†Seattle Genetics	3,000	29,160
†Sucampo Pharmaceuticals Class A	5,414	33,404
†Trubion Pharmaceuticals	1,600	4,176
†Vanda Pharmaceuticals	4,000	47,080
		403,291
Blue Chip Medical Products – 59.64%
Abbott Laboratories	1,500	70,560
Allergan	1,000	47,580
†Amgen	1,600	84,704
AstraZeneca ADR	1,000	44,140
†Biogen Idec	4,000	180,600
†Boston Scientific	2,200	22,308
Bristol-Myers Squibb	2,000	40,620
Covidien	1,000	37,440
GlaxoSmithKline ADR	2,500	88,350
Lilly (Eli)	4,000	138,560
Medtronic	2,850	99,437
Merck	3,500	97,860
Pfizer	15,000	224,999
Sanofi-Aventis ADR	2,750	81,098
Schering-Plough	3,000	75,360
†Smith & Nephew	11,922	88,193
†St. Jude Medical	600	24,660
Stryker	3,650	145,051
Wyeth	2,700	122,553
†Zimmer Holdings	3,000	127,800
		1,841,873
Healthcare Services – 7.90%
Aetna	5,000	125,250
†Health Net	1,000	15,550
UnitedHealth Group	2,500	62,450
†WellPoint	800	40,712
		243,962
Medical Distributors – 8.90%
Cardinal Health	9,000	274,950
		274,950
Miscellaneous – 0.78%
†Focus Media Holding ADR	3,000	24,180
		24,180
Small/Mid-Cap Medical Products – 11.56%
†Celera	4,500	34,335
†Charles River Laboratories International	2,500	84,375
Perrigo	3,750	104,175
†Sepracor	3,700	64,084
†Watson Pharmaceuticals	1,000	33,660
†Wright Medical Group	2,250	36,585
		357,214
Total Common Stock (cost $2,983,020)		3,145,470

Total Value of Securities – 101.84%
(cost $2,983,020)	3,145,470
Liabilities Net of Receivables and Other Assets (See Notes) – (1.84%)	(56,963)
Net Assets Applicable to 376,903 Shares Outstanding – 100.00%	$3,088,507

†Non income producing security.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds IV – Delaware Healthcare Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,017,391
Aggregate unrealized appreciation	$267,133
Aggregate unrealized depreciation	(139,054)
Net unrealized appreciation	$(128,079)

Effective October 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1
Common Stock	$3,145,470
Total	$3,145,470

There were Level 2 securities at the beginning of the period but not at the end. There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at June 30, 2009.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company , a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: